Assets Held For Sale and Discontinued Operations - Additional Information (Detail) € in Millions, $ in Billions		1 Months Ended
	Jan. 02, 2018 USD ($)	Aug. 31, 2017	Dec. 31, 2017 EUR (€)
Disclosure Of Assets Held For Sale And Discontinued Operations [Abstract]
Disposal percentage		100.00%
Total consideration received | $	$ 2.6
Total gains recognised in other comprehensive income and accumulated in equity relating to assets held for sale | €			€ 32